Basic and diluted (loss) earnings per share (Tables)	12 Months Ended
Dec. 31, 2022
Basic and diluted loss per share [Abstract]
Schedule of loss earnings
	2022	2021	2020
	EUR	EUR	EUR
(Loss) earnings for the purpose of basic and diluted (loss) earnings per share	(1,226,855)	(87,056)	2,508

Schedule of number of shares
	2022	2021	2020
Weighted average number of ordinary shares for the purposes of basic (loss) earnings per share (Ordinary shares Class A)	5,203,562	2,850,000	2,850,000
Weighted average number of ordinary shares for the purposes of basic (loss) earnings per share (Ordinary shares Class B)	709,301	100,000	100,000

Schedule of basic and diluted net (loss) earnings per share
	2022		2021		2020
	Ordinary shares Class A	Ordinary shares Class B	Ordinary shares Class A	Ordinary shares Class B	Ordinary shares Class A	Ordinary shares Class B
Net (loss) earnings per share, basic and diluted
Numerator:
Allocation of undistributed net (loss) earnings	(1,079,683)	(147,172)	(84,105)	(2,951)	2,423	85
Denominator:
Weighted average shares	5,203,562	709,301	2,850,000	100,000	2,850,000	100,000
Basic and diluted net (loss) earnings per share	(0.21)	(0.21)	(0.03)	(0.03)	0.00	0.00